Structured Entities	12 Months Ended
Dec. 31, 2023
Structured Entities [Abstract]
Disclosure of Structured entities [text block]	38 – Structured entities Nature, purpose and extent of the Group’s interests in structured entities The Group engages in various business activities with structured entities which are designed to achieve a specific business purpose. A structured entity is one that has been set up so that any voting rights or similar rights are not the dominant factor in deciding who controls the entity. An example is when voting rights relate only to administrative tasks and the relevant activities are directed by contractual arrangements. A structured entity often has some or all of the following features or attributes: – Restricted activities – A narrow and well-defined objective – Insufficient equity to permit the structured entity to finance its activities without subordinated financial support – Financing in the form of multiple contractually linked instruments to investors that create concentrations of credit or other risks (tranches) The principal uses of structured entities are to provide clients with access to specific portfolios of assets and to provide market liquidity for clients through securitizing financial assets. Structured entities may be established as corporations, trusts or partnerships. Structured entities generally finance the purchase of assets by issuing debt and equity securities that are collateralized by and/or indexed to the assets held by the structured entities. The debt and equity securities issued by structured entities may include tranches with varying levels of subordination. Structured entities are consolidated when the substance of the relationship between the Group and the structured entities indicate that the structured entities are controlled by the Group, as discussed in Note 1 “Material Accounting Policies and Critical Accounting Estimates”. Consolidated structured entities The Group has contractual arrangements which may require it to provide financial support to the following types of consolidated structured entities. Securitization vehicles The Group uses securitization vehicles for funding purchase of diversified pool of assets. The Group provides financial support to these entities in the form of liquidity facility. As of December 31, 2023, and December 31, 2022, there were no outstanding loan commitments to these entities. Funds The Group may provide funding and liquidity facility or guarantees to funds consolidated by the group. As of December 31, 2023 and December 31, 2022, the notional value of the liquidity facilities and guarantees provided by the Group to such funds was € 1.1 billion and € 1.1 billion, respectively. Deutsche Bank did not provide non-contractual support during the year to consolidated structured entities. Unconsolidated structured entities These are entities which are not consolidated because the Group does not control them through voting rights, contract, funding agreements, or other means. The extent of the Group’s interests to unconsolidated structured entities will vary depending on the type of structured entities. Below is a description of the Group’s involvements in unconsolidated structured entities by type. Repackaging and investment entities Repackaging and investment entities are established to meet clients’ investment needs through the combination of securities and derivatives. These entities are not consolidated by the Group because the Group does not have power to influence the returns obtained from the entities. These entities are usually set up to provide a certain investment return pre-agreed with the investor, and the Group is not able to change the investment strategy or return during the life of the transaction. Third party funding entities The Group provides funding to structured entities that hold a variety of assets. These entities may take the form of funding entities, trusts and private investment companies. The funding is collateralized by the asset in the structured entities. The group’s involvement involves predominantly both lending and loan commitments. The vehicles used in these transactions are controlled by the borrowers where the borrowers have the ability to decide whether to post additional margin or collateral in respect of the financing. In such cases, where borrowers can decide to continue or terminate the financing, the borrowers will consolidate the vehicle. Securitization Vehicles The Group establishes securitization vehicles which purchase diversified pools of assets, including fixed income securities, corporate loans, and asset-backed securities (predominantly commercial and residential mortgage-backed securities and credit card receivables). The vehicles fund these purchases by issuing multiple tranches of debt and equity securities, the repayment of which is linked to the performance of the assets in the vehicles. The Group may transfer assets to these securitization vehicles and provides financial support to these entities in the form of liquidity facilities. The Group also invests and provides liquidity facilities to third party sponsored securitization vehicles. The securitization vehicles that are not consolidated into the Group are those where the Group does not hold the power or ability to unilaterally remove the servicer or special servicer who has been delegated power over the activities of the entity. Funds The Group establishes structured entities to accommodate client requirements to hold investments in specific assets. The Group also invests in funds that are sponsored by third parties or the bank may act as fund manager, custodian or some other capacity and provide funding and liquidity facilities to both bank sponsored and third party funds. The funding provided is collateralized by the underlying assets held by the fund. The Group does not consolidate funds when Deutsche Bank is deemed agent or when another third party investor has the ability to direct the activities of the fund. Other These are Deutsche Bank sponsored or third party structured entities that do not fall into any criteria above. These entities are not consolidated by the Group when the bank does not hold power over the decision making of these entities. Income derived from involvement with structured entities The Group earns management fees and, occasionally, performance-based fees for its investment management service in relation to funds. Interest income is recognized on the funding provided to structured entities. Any trading revenue as a result of derivatives with structured entities and from the movements in the value of notes held in these entities is recognized in ‘Net gains/losses on financial assets/liabilities held at fair value through profit and loss. Interests in unconsolidated structured entities The Group’s interests in unconsolidated structured entities refer to contractual and non-contractual involvement that exposes the bank to variability of returns from the performance of the structured entities. Examples of interests in unconsolidated structured entities include debt or equity investments, liquidity facilities, guarantees and certain derivative instruments in which the Group is absorbing variability of returns from the structured entities. Interests in unconsolidated structured entities exclude instruments which introduce variability of returns into the structured entities. For example, when the bank purchases credit protection from an unconsolidated structured entity whose purpose and design is to pass through credit risk to investors, the bank is providing the variability of returns to the entity rather than absorbing variability. The purchased credit protection is therefore not considered as an interest for the purpose of the table below. Maximum exposure to unconsolidated structured entities The maximum exposure to loss is determined by considering the nature of the interest in the unconsolidated structured entity. The maximum exposure for loans and trading instruments is reflected by their carrying amounts in the consolidated balance sheet. The maximum exposure for derivatives and off-balance sheet commitments such as guarantees, liquidity facilities and loan commitments under IFRS 12, as interpreted by Deutsche Bank, is reflected by the notional amounts. Such amounts or its development do not reflect the economic risks faced by the Group because it does not take into account the effects of collateral or hedges, nor the probability of such losses being incurred. At December 31, 2023, the notional related to the positive and negative replacement values of derivatives and off balance sheet commitments were € 117 billion, € 315 billion and € 26 billion respectively. At December 31, 2022, the notional related to the positive and negative replacement values of derivatives and off balance sheet commitments were € 457 billion, € 397 billion and € 28 billion respectively. Size of structured entities The Group provides a different measure for size of structured entities depending on their type. The following measures have been considered as appropriate indicators for evaluating the size of structured entities: – Funds – Net asset value or assets under management where the bank holds fund units and notional of derivatives when the bank’s interest comprises of derivatives – Securitizations – notional of notes in issue (excluding interest only and excess notes where applicable) when the Group derives its interests through notes its holds and notional of derivatives when the bank’s interests is in the form of derivatives – Third party funding entities – Total assets in entities – Repackaging and investment entities – Fair value of notes in issue For third party funding entities, size information is not publicly available, therefore the Group has disclosed the greater of the collateral received/pledged or the notional of the exposure the bank has to the entity. Based on the above definitions, the total size of structured entities is € 2,329 billion, of which the majority of € 1,223 billion is from Funds. In 2022, it was € 2,723 billion and € 1,138 billion respectively. The following table shows, by type of structured entity, the carrying amounts of the Group’s interests recognized in the consolidated statement of financial position as well as the maximum exposure to loss resulting from these interests. The carrying amounts presented below do not reflect the true variability of returns faced by the Group because they do not take into account the effects of collateral or hedges. Carrying amounts and size relating to Deutsche Bank’s interests Dec 31, 2023 in € m. Repacka-ging andInvestmentEntities Third PartyFundingEntities Securiti-zations Funds Total Assets Cash and central bank balances 0 0 0 0 0 Interbank balances (w/o central banks) 1 0 0 9 11 Central bank funds sold and securitiespurchased under resale agreements 0 373 209 3,482 4,064 Securities Borrowed 0 0 0 0 0 Total financial assets at fair valuethrough profit or loss 237 4,137 3,372 53,909 61,654 Trading assets 193 2,663 2,750 3,302 8,908 Positive market values(derivative financial instruments) 44 450 6 3,272 3,772 Non-trading financial assets mandatory at fair value through profit or loss 0 1,024 615 47,335 48,974 Financial assets designated at fairvalue through profit or loss 0 0 0 0 0 Financial assets at fair value through other comprehensive income 0 893 330 264 1,487 Loans at amortized cost 233 66,033 31,002 19,433 116,701 Other assets 1 677 3,406 10,581 14,665 Total assets 472 72,112 38,319 87,679 198,582 Liabilities Total financial liabilities at fair valuethrough profit or loss 43 51 71 5,098 5,264 Negative market values(derivative financial instruments) 43 51 71 5,098 5,264 Other short-term borrowings 0 0 0 0 0 Other liabilities 0 0 0 0 0 Total liabilities 43 51 71 5,098 5,264 Off-balance sheet exposure 0 8,737 10,720 6,386 25,843 Total 429 80,798 48,967 88,967 219,162 Dec 31, 2022 in € m. Repacka-ging andInvestmentEntities Third PartyFundingEntities Securiti-zations Funds Total Assets Cash and central bank balances 0 0 0 0 0 Interbank balances (w/o central banks) 1 0 319 7 327 Central bank funds sold and securitiespurchased under resale agreements 0 0 87 2,404 2,491 Securities Borrowed 0 0 0 0 0 Total financial assets at fair valuethrough profit or loss 195 8,675 4,956 46,695 60,520 Trading assets 145 2,910 3,159 3,660 9,874 Positive market values(derivative financial instruments) 34 4,224 863 5,458 10,580 Non-trading financial assets mandatory at fair value through profit or loss 16 1,541 933 37,577 40,067 Financial assets designated at fairvalue through profit or loss 0 0 0 0 0 Financial assets at fair value through other comprehensive income 0 830 298 404 1,532 Loans at amortized cost 212 68,398 31,077 18,896 118,583 Other assets 0 956 3,293 10,405 14,654 Total assets 408 78,859 40,030 78,810 198,107 Liabilities Total financial liabilities at fair valuethrough profit or loss 51 1,251 438 5,021 6,761 Negative market values(derivative financial instruments) 51 1,251 438 5,021 6,761 Other short-term borrowings 0 0 0 0 0 Other liabilities 0 0 0 0 0 Total liabilities 51 1,251 438 5,021 6,761 Off-balance sheet exposure 0 10,644 11,045 6,747 28,437 Total 357 88,252 50,637 80,536 219,782 Total trading assets as of December 31, 2023 and December 31, 2022 of € 8.9 billion and € 9.9 billion are comprised primarily of € 2.8 billion and € 3.2 billion in securitizations and € 3.3 billion and € 3.7 billion in funds structured entities respectively. The Group’s interests in securitizations are collateralized by the assets contained in these entities. Where the Group holds fund units these are typically in regard to market making in funds or otherwise serve as hedges for notes issued to clients. Moreover, the credit risk arising from loans made to third party funding structured entities is mitigated by the collateral received. Non-trading financial assets mandatory at fair value through profit or loss includes reverse repurchase agreements to funds which comprise the majority of the interests in this category and are collateralized by the underlying securities. Loans as of December 31, 2023, and December 31, 2022, consist of € 116.7 billion and € 118.6 billion investment in securitization tranches and financing to third party funding entities. The Group’s financing to third party funding entities is collateralized by the assets in those structured entities. Other assets as of December 31, 2023, and December 31, 2022, of € 14.7 billion and € 14.7 billion, respectively, consist primarily of cash margin balances. Pending Receivable balances are not included in this disclosure note due to the fact that these balances arise from typical customer supplier relationships out of e.g., brokerage type activities and their inherent volatility would not provide users of the financial statements with effective information about Deutsche Bank’s exposures to structured entities. Financial support Deutsche Bank did not provide non-contractual support during the year to unconsolidated structured entities. Sponsored unconsolidated structured entities where the Group has no interest as of December 31, 2023, and December 31, 2022 As a sponsor, Deutsche Bank is involved in the legal set up and marketing of the entity and supports the entity in different ways, namely: – Transferring assets to the entities – Providing seed capital to the entities – Providing operational support to ensure the entity’s continued operation – Providing guarantees of performance to the structured entities. The bank is also deemed a sponsor for a structured entity if market participants would reasonably associate the entity with Deutsche Bank. Additionally, the use of the Deutsche Bank name for the structured entity indicates that the bank has acted as a sponsor. The gross revenues from sponsored entities where the bank did not hold an interest as of December 31, 2023, and December 31, 2022, were € 38 million and € 226 million respectively. Instances where the bank does not hold an interest in an unconsolidated sponsored structured entity include cases where any seed capital or funding to the structured entity has already been repaid in full to the Group during the year. This amount does not take into account the impacts of hedges and is recognized in Net gains/losses on financial assets/liabilities at fair value through profit and loss. The aggregated carrying amounts of assets transferred to sponsored unconsolidated structured entities in 2023 were € 1.7 billion for securitization and € 1.9 billion for repackaging and investment entities. In 2022, they were € 3.4 billion for securitization and € 1.2 billion for repackaging and investment entities.